DEFERRED COSTS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Deferred costs, short term - Beginning balance	$ 176,006	$ 0
Deferred costs, long term - Beginning balance	93,790	0
Deferred commission costs - Beginning balance	269,796	80,153
Commission Costs Deferred, short term		199,236
Commission Costs Deferred, long term		93,790
Commission Costs Deferred		293,026
Commission Amortized, Short term		(103,383)
Commission Amortized, Long term		0
Commission Amortized		(103,383)
Deferred costs, short term - End balance	178,781	176,006
Deferred costs, long term - End balance	105,085	93,790
Deferred commission costs - End balance		269,796
Accounting Standards Update 2014-09 [Member]
Deferred costs, long term - Beginning balance	93,790
Deferred commission costs - Beginning balance	269,796
Commission Costs Deferred, short term	54,174
Commission Costs Deferred, long term	11,295
Commission Costs Deferred	65,469
Commission Amortized, Short term	(51,399)
Commission Amortized, Long term	0
Commission Amortized	(51,399)
Deferred costs, short term - End balance	178,781
Deferred costs, long term - End balance	105,085	93,790
Deferred commission costs - End balance	$ 283,866	$ 269,796